GEOGRAPHIC SEGMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Sales	$ 2,424	$ 2,177
EBITDA	638	656
Depreciation and amortization	134	107
Additions to property, plant and equipment	205	253
Property, plant and equipment	1,402	1,421
Operating segments | North America
Disclosure of operating segments [line items]
Sales	1,907	1,747
EBITDA	570	627
Depreciation and amortization	111	94
Additions to property, plant and equipment	186	142
Property, plant and equipment	1,159	1,168
Operating segments | Europe
Disclosure of operating segments [line items]
Sales	517	430
EBITDA	86	39
Depreciation and amortization	23	13
Additions to property, plant and equipment	19	111
Property, plant and equipment	243	253
Unallocated
Disclosure of operating segments [line items]
Sales	0	0
EBITDA	(18)	(10)
Depreciation and amortization	0	0
Additions to property, plant and equipment	0	0
Property, plant and equipment	$ 0	$ 0